Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue [abstract]
Revenue

4.	Revenue

	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$

Revenue	350,045	763,922

	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$
Disaggregation of revenue

Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized overtime

Installation fees	197,422	542,975
Subscription fees	132,645	168,299
Server costs	19,978	40,307
	350,045	751,581
Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized at a point in time

Miscellaneous Income	-	12,341

Total revenue	350,045	763,922

The Group accounts for contracts with customers and recognizes revenue when all of the following criteria are met:

(a) the parties to the contract have approved the contract and are committed to perform their respective obligations;

(b) the entity can identify each party’s rights regarding the goods or services to be transferred;

(c) the entity can identify the payment terms for the goods or services to be transferred;

(d) the contract has commercial substance (i.e. the risk, timing or amount of the entity’s future cash flows is expected to change as a result of the contract); and

(e) it is probable that the entity will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

At contract inception, the Group assesses and concludes the customers’ ability and intention to pay the amount of consideration when it is due by evaluating and considering their prior historical settlement performance, reputation in the market and financial performance through a due diligence check.

While a few customers, based on historical records, have been slow in making payments, the directors of the Company were of the opinion that it was probable that the entity would collect the consideration to which it would be entitled in exchange for the goods or services provided because the Group was able to review these customers’ live commerce performance on a regular basis, with reference to their overall historical payment performance in prior years. Thus, the Group continued to provide services to these customers during the six-month period ended June 30, 2025 and continued to recognise revenue from them during the six month period ended June 30, 2025.

Revenue from customers contributing over 10%

Revenue from customers contributing over 10% of the total revenue of the Group is as follows:

	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$

Customer A	31,815	531,374
Customer B	165,312	N/A
Customer C	44,157	N/A

	241,284	531,374

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-months ended June 30, 2025

(in Singapore Dollars)

4.	Revenue

	2024	2023	2022
	S$	S$	S$

Gross revenue	1,854,776	3,100,812	4,282,726
Less: Discounts and rebate	(5,267)	(10,451)	(92,888)

	1,849,509	3,090,361	4,189,838

	2024	2023	2022
	S$	S$	S$
Disaggregation of revenue
Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized overtime

Installation fees	559,265	596,415	1,165,138
Onboarding fees	-	6,407	6,897
Subscription fees	263,536	1,168,388	368,001
Campaign fees	300,000	-	-
Server costs	73,463	147,120	542,351
Source code revenue	645,171	1,150,093	2,200,000

	1,841,435	3,068,423	4,282,387
Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized at a point in time

Miscellaneous income	13,341	32,389	339

Gross revenue	1,854,776	3,100,812	4,282,726

Discounts	(5,267)	(10,451)	(70,888)
Streaming hours rebate	-	-)	(22,000)
	(5,267)	(10,451)	(92,888)

Net revenue	1,849,509	3,090,361	4,189,838